Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Restated balance at beginning of period (Previously stated [member]) at Oct. 31, 2022	$ 108,175		$ 7,323	$ 17,318	$ (5)	$ (334)	$ 78,037	$ 5,725	$ 108,064	$ 111	$ (2,357)	$ 5,688	$ 2,394
Restated balance at beginning of period (Transition adjustments [member]) at Oct. 31, 2022	(2,359)						(2,359)		(2,359)
Restated balance at beginning of period (Currently Restated [Member]) at Oct. 31, 2022	105,816		7,323	17,318	(5)	(334)	75,678	5,725	105,705	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	25			24			1		25
Sales of treasury shares and other equity instruments	1,019				277	742			1,019
Purchases of treasury shares and other equity instruments	(1,059)				(262)	(797)			(1,059)
Share-based compensation awards	5	$ 24					5		5
Dividends on common shares	(1,829)						(1,829)		(1,829)
Dividends on preferred shares and distributions on other equity instruments	(51)						(44)		(44)	(7)
Other	3						3		3
Net income	3,133						3,131		3,131	2
Total other comprehensive income (loss), net of taxes	(1,703)						(1,016)	(684)	(1,700)	(3)	600	(888)	(396)
Restated balance at end of period at Jan. 31, 2023	105,359		7,323	17,342	10	(389)	75,929	5,041	105,256	103	(1,757)	4,800	1,998
Restated balance at beginning of period (Previously stated [member]) at Oct. 31, 2023	115,147		7,323	19,398	(9)	(231)	81,715	6,852	115,048	99	(2,516)	6,612	2,756
Restated balance at beginning of period (Transition adjustments [member]) at Oct. 31, 2023							(656)	656			656
Restated balance at beginning of period (Currently Restated [Member]) at Oct. 31, 2023	115,147		7,323	19,398	(9)	(231)	81,059	7,508	115,048	99	(1,860)	6,612	2,756
Restated balance at beginning of period at Oct. 31, 2023	115,147
Changes in equity
Issues of share capital and other equity instruments	1,502		750	758			(6)		1,502
Redemption of preferred shares and other equity instruments	(21)		(23)				2		(21)
Sales of treasury shares and other equity instruments	1,340				113	1,227			1,340
Purchases of treasury shares and other equity instruments	(1,203)				(123)	(1,080)			(1,203)
Share-based compensation awards	8	$ 38					8		8
Dividends on common shares	(1,944)						(1,944)		(1,944)
Dividends on preferred shares and distributions on other equity instruments	(59)						(58)		(58)	(1)
Other	12						12		12
Net income	3,582						3,580		3,580	2
Total other comprehensive income (loss), net of taxes	(1,876)						(604)	(1,269)	(1,873)	(3)	739	(1,225)	(783)
Restated balance at end of period at Jan. 31, 2024	$ 116,488		$ 8,050	$ 20,156	$ (19)	$ (84)	$ 82,049	$ 6,239	$ 116,391	$ 97	$ (1,121)	$ 5,387	$ 1,973